Leases - Schedule of components of the net investment in finance leases (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Components of the net investment in finance leases
Future minimum lease payment receivable		$ 2,113,553	$ 1,989,859
Estimated residual receivable		305,051	269,090
Gross finance lease receivable		2,418,604	2,258,949
Unearned income		(699,064)	(673,137)
Net investment in finance leases		$ 1,719,540	$ 1,585,812
Customer One | Lease Finance Portfolio Benchmark | Customer Concentration Risk
Components of the net investment in finance leases
Concentration Risk, Percentage	93.00%	94.00%